COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Commitments [Line Items]
Royalty Payment Agreement	quarterly royalty payments from net sales: (i) up to yearly net sales of $3,000, fees of 5.5% of net sales and (ii) for yearly net sales in excess of $3,000, fees of 4.5% from such net sales.
Operating Lease Expiry Period	Jul. 31, 2017
Operating Leases, Rent Expense	$ 78	$ 32
Vehicles [Member]
Other Commitments [Line Items]
Car Lease Expenses	$ 18	$ 13